Fee and commission expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee and commission expense [abstract]
For credit and debit cards	$ 199,282,212	$ 175,131,305	$ 188,721,046
For foreign trade transactions	83,104,463	81,365,404	53,017,161
For payment of wages	29,166,195	32,622,130	32,592,700
For new channels	18,180,048	24,872,539	17,303,981
For data processing	11,495,555	15,446,484	12,548,826
For advertising campaigns	1,889,796	867,973	2,903,904
Linked to transactions with securities	931,041	169,823	193,133
Other commission expenses	20,433,639	19,779,306	23,260,789
TOTAL	$ 364,482,949	$ 350,254,964	$ 330,541,540